CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 319,825			$ 33,354	$ 17,289			$ 10,920	$ 29,445
Trade receivables, net of allowances for doubtful accounts of $5,246 and $7,049 as of September 30, 2021 and December 31, 2020 respectively	95,509			94,677				68,683
Prepaid expenses and other current assets	9,326			13,904				5,632
Total current assets	424,660			141,935				85,235
Property, plant and equipment, net	16,693			18,107				13,438
Goodwill	244,672			227,349				227,349	174,204
Intangible assets, net	117,705			121,710				139,621
Deferred tax assets	82			82				95
Other non-current assets	2,185			2,151				533
Total assets	805,997			511,334				466,271
Current liabilities
Trade payables	4,105			3,495				1,143
Accrued expense	25,127			25,419				16,378
Income tax liabilities	540			1,277				7,770
Current portion of capital lease obligations	2,140			1,515				1,365
Contingent considerations current	1,717			1,198				2,014
Other current liabilities	3,986			1,116				2,869
Total current liabilities	37,615			34,020				32,010
Long-term debt				22,000				72,730
Capital lease obligations	3,106			3,447				3,518
Deferred tax liabilities	29,732			31,418				36,567
Other non-current liabilities	2,788			3,292				2,232
Contingent considerations non-current				462				1,196
Total liabilities	73,241			94,639				148,253
Commitments and contingencies (Note 13)
Stockholders' equity
Common stock, $0.001 par value, 1,000,000 shares authorized, 158,524 shares issued and 158,474 outstanding as of September 30, 2021; 700,000 shares authorized, 140,222 shares issued and 125,074 shares outstanding as of December 31, 2020	159			140				140
Preferred stock, $0.01 par value, 100,000 shares authorized and zero shares issued and outstanding as of September 30, 2021 and 61,006 shares authorized, issued, and outstanding as of December 31, 2020. Liquidation preference: $350,000 as of December 31, 2020				610
Additional paid-in capital	677,588			620,679				283,457
Treasury stock, at cost, 50 shares and 15,146 shares as of September 30, 2021 and December 31, 2020, respectively	(1,802)			(260,686)
Retained earnings	55,941			54,941				34,488
Accumulated other comprehensive income, net of income taxes	870			1,011				(67)
Total stockholders' equity	732,756	$ 719,416	$ 424,616	416,695	$ 335,197	$ 326,677	$ 321,177	318,018	$ 292,924	$ 288,195
Total liabilities and stockholders' equity	$ 805,997			$ 511,334				$ 466,271